Loss per share (Tables)	12 Months Ended
Jun. 30, 2024
Profit or loss [abstract]
Schedule of Loss Per Share

	2024 $	2023 $	2022 $

Reconciliation of loss after tax	(14,408,346)	(20,597,436)	(11,197,450)

Weighted average number of Ordinary Shares outstanding during the period used in calculating loss per share	10,267,686	3,918,750	3,918,750

Loss per share attributable to the owners of Alta Global Group Limited
Basic loss per share	(1.40)	(5.26)	(2.86)
Diluted loss per share	(1.40)	(5.26)	(2.86)